Segment information - Revenues by destination (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 288,836	€ 127,087	€ 129,519
United States
Disclosure of geographical areas [line items]
Revenue	117,609	82,050	88,628
Europe
Disclosure of geographical areas [line items]
Revenue	171,113	€ 45,037	40,884
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	€ 114		€ 6